Statements of Income and Comprehensive Income (Unaudited) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenues		$ 194,649	$ 89,670
Cost of revenues		(29,576)	(15,324)
Gross Profit		165,073	74,346
Operating expenses:
Amortization		(36,879)	(36,879)
General and administrative		(106,121)	(38,456)
Total operating expenses		(143,000)	(75,335)
Income (Loss) from operations		22,073	(989)
Other income (loss):
Other income		10
Other expenses			(324)
Total other income (loss), net		10	(324)
Income before taxes		22,083	(1,313)
Provision for income taxes		(7,812)
Net income (loss)		14,271	(1,313)
Other Comprehensive Income
Foreign currency translation adjustment
Total Comprehensive Income		$ 14,271	$ (1,313)
Earnings per share attributable to ordinary shareholders, basic		$ 0.00	$ (0.00)
Earnings per share attributable to ordinary shareholders, diluted		$ 0.00	$ (0.00)
Weighted average number of ordinary shares used in computing earnings per share, basic	[1]	7,623,626	7,500,000
Weighted average number of ordinary shares used in computing earnings per share, diluted	[1]	7,623,626	7,500,000

[1]	Giving retroactive effect to the issuance of ordinary shares effected.